Intangible Assets	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

10) Intangible Assets

(U.S. Dollars in thousands)	Above market time charter Tordis Knutsen	Above market time charter Vigdis Knutsen	Total intangibles
Intangibles, December 31, 2015	$—	$—	$—
Additions	—	—	—
Amortization for the year	—	—	—

Intangibles, December 31, 2016	$—	$—	$—

Additions	1,468	1,458	2,926
Amortization for the period	(101)	(25)	(126)

Intangibles, June 30, 2017	$1,367	$1,433	$2,800

The intangible for the above market value of time charter contract associated with the Tordis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date. The intangible for the above market value of time charter contract associated with the Vigdis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date. Also see Note 15 – Business Acquisitions.